ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 652		¥ 710
Other payables	850		535
Accrued utilities and other accrued expenses	332		209
Liabilities related to customer loyalty program	166		135
Value-added tax, other tax and surcharge payables	234		132
Advance from noncontrolling interest holders	103		117
Total	¥ 2,337	$ 339	¥ 1,838